NON-CONTROLLING INTERESTS - Material Partly-owned Subsidiary (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Telkomsel
Noncontrolling Interests
Ownership interest	35.00%	35.00%